CAPITAL STRUCTURE (Details - Warrants outstanding) - $ / shares	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total warrants outstanding	17,486,316	13,232,043
Warrant Holder 1 Exercise Price 2. 97 [Member]
Class of Stock [Line Items]
Date issued	May 28, 2021
Exercise price	$ 2.97
Expiration	May 13, 2026
Total warrants outstanding	167,592	167,592
Warrant Holder 1 Exercise Price 5. 94 [Member]
Class of Stock [Line Items]
Date issued	May 28, 2021
Exercise price	$ 5.94
Expiration	May 13, 2026
Total warrants outstanding	168,434	168,434
Warrant Holder 1 Exercise Price 14. 84 [Member]
Class of Stock [Line Items]
Date issued	May 28, 2021
Exercise price	$ 14.84
Expiration	May 13, 2026
Total warrants outstanding	168,434	168,434
Warrant Holder 2 Exercise Price 2. 97 [Member]
Class of Stock [Line Items]
Date issued	Jul. 30, 2021
Exercise price	$ 2.97
Expiration	Jul. 30, 2026
Total warrants outstanding	8,422	8,422
Warrant Holder 2 Exercise Price 14. 84 [Member]
Class of Stock [Line Items]
Date issued	Jul. 30, 2021
Exercise price	$ 14.84
Expiration	Jun. 01, 2026
Total warrants outstanding	25,265	25,265
Kitov Purple Biotech Exercise Price 14. 84 [Member]
Class of Stock [Line Items]
Date issued	Sep. 23, 2021
Exercise price	$ 14.84
Expiration	Sep. 21, 2024
Total warrants outstanding	0	101,061
Warrant Holder 5 Exercise Price 2. 97 [Member]
Class of Stock [Line Items]
Date issued	Dec. 20, 2021
Exercise price	$ 2.97
Expiration	Dec. 20, 2026
Total warrants outstanding	58,952	58,952
Warrant Holder 5 Exercise Price 4. 45 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Exercise price	$ 4.45
Expiration	Jan. 31, 2024
Total warrants outstanding	0	67,374
Warrant Holder 6 Exercise Price 4. 45 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Exercise price	$ 4.45
Expiration	Jan. 31, 2024
Total warrants outstanding	0	84,217
Warrant Holder 7 Exercise Price 4. 45 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Exercise price	$ 4.45
Expiration	Jan. 31, 2024
Total warrants outstanding	0	134,747
Warrant Holder 11 Exercise Price 2. 97 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Exercise price	$ 2.97
Expiration	Jan. 31, 2024
Total warrants outstanding	0	50,530
Warrant Holder 11 Exercise Price 5. 94 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Exercise price	$ 5.94
Expiration	Jan. 31, 2024
Total warrants outstanding	0	50,530
Warrant Holder 11 Exercise Price 4. 45 [Member]
Class of Stock [Line Items]
Date issued	Apr. 14, 2022
Exercise price	$ 4.45
Expiration	Jan. 31, 2024
Total warrants outstanding	0	57,268
Warrant Holder 18 Exercise Price 8. 91 [Member]
Class of Stock [Line Items]
Date issued	Mar. 30, 2022
Exercise price	$ 8.91
Expiration	Mar. 30, 2025
Total warrants outstanding	84,217	84,217
Warrant Holder 20 Exercise Price 2. 50 [Member]
Class of Stock [Line Items]
Date issued	Jan. 03, 2023
Exercise price	$ 2.50
Expiration	Jan. 02, 2027
Total warrants outstanding	100,000	100,000
Warrant Holder 21 Exercise Price 1. 90 [Member]
Class of Stock [Line Items]
Date issued	Jan. 20, 2023
Exercise price	$ 1.90
Expiration	Jan. 19, 2027
Total warrants outstanding	250,000	250,000
Series A and B Warrants Exercise Price 1.36 [Member]
Class of Stock [Line Items]
Date issued	Jun. 16, 2023
Exercise price	$ 1.36
Expiration	Dec. 16, 2028
Total warrants outstanding	6,125,000	6,125,000
Series A Warrants Exercise Price 1. 36 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Exercise price	$ 1.36
Expiration	Apr. 26, 2025
Total warrants outstanding	2,000,000	2,000,000
Series B Warrants Exercise Price 1. 36 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Exercise price	$ 1.36
Expiration	Apr. 26, 2029
Total warrants outstanding	2,000,000	2,000,000
Warrant Holder 22 Exercise Price 1. 25 [Member]
Class of Stock [Line Items]
Date issued	Jun. 16, 2023
Exercise price	$ 1.25
Expiration	Dec. 16, 2028
Total warrants outstanding	126,000	126,000
Warrant Holder 22 Exercise Price 1. 40 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Exercise price	$ 1.40
Expiration	Apr. 26, 2029
Total warrants outstanding	66,000	66,000
Warrant Holder 23 Exercise Price 1. 25 [Member]
Class of Stock [Line Items]
Date issued	Jun. 16, 2023
Exercise price	$ 1.25
Expiration	Dec. 16, 2028
Total warrants outstanding	84,000	84,000
Warrant Holder 23 Exercise Price 1. 40 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Exercise price	$ 1.40
Expiration	Apr. 26, 2029
Total warrants outstanding	48,000	48,000
Warrant Holder 24 Exercise Price 1. 40 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Exercise price	$ 1.40
Expiration	Apr. 26, 2029
Total warrants outstanding	6,000	6,000
Pre Funded Warrants 2 Exercise Price 0. 0001 [Member]
Class of Stock [Line Items]
Date issued	Dec. 28, 2023
Exercise price	$ 0.0001
Total warrants outstanding	2,000,000	1,200,000
Pre Funded Warrants 3 Exercise Price 0. 0001 [Member]
Class of Stock [Line Items]
Date issued	Feb. 08, 2024
Exercise price	$ 0.0001
Total warrants outstanding	4,000,000	0